Summarized Financial Information Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Apr. 27, 2019	Jan. 26, 2019	Oct. 27, 2018	Jul. 28, 2018	Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Segment Reporting Information [Line Items]
Sales		$ 755,433	$ 1,231,348	$ 771,188	$ 794,776	$ 786,076	$ 1,231,771	$ 791,117	$ 853,316	$ 3,552,745	$ 3,662,280	$ 3,894,558
Depreciation and amortization										97,679	106,340	117,887
Operating Income (Loss)										16,529	(127,858)	54,308
Capital Expenditures										113,731	87,651	96,258
Total Assets	[1]	1,705,634				1,749,568				1,705,634	1,749,568
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	[1]	1,678,632				1,724,279				1,678,632	1,724,279
Nook
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 27,002				$ 25,289				27,002	25,289
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales										3,481,949	3,575,614	3,784,655
Depreciation and amortization										87,887	94,334	98,877
Operating Income (Loss)										22,902	(119,394)	90,663
Capital Expenditures										107,914	80,670	89,706
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales										92,136	111,487	146,514
Depreciation and amortization										9,792	12,006	19,010
Operating Income (Loss)										(6,373)	(8,464)	(36,355)
Capital Expenditures										5,817	6,981	6,552
Elimination
Segment Reporting Information [Line Items]
Sales	[2]									$ (21,340)	$ (24,821)	$ (36,611)

[1]	Excludes intercompany balances.
[2]	Represents sales from NOOK to B&N Retail on a sell-through basis.